Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Line Items]
Non-cash loss on foreign currency remeasurement	$ (527)	$ 51	$ (338)	$ (844)
Maximum | Other income (expense), net
Accounting Policies [Line Items]
Non-cash loss on foreign currency remeasurement			$ 100	$ 800